Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period		$ 494
Changes from financing cash flows:
Net issuance of commercial paper		(503)
Realized foreign exchange losses		7
Non-cash changes:
Unrealized foreign exchange (gains) losses		2
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 599	348
Changes from financing cash flows:
Lease liability payments	(690)	(471)
Non-cash changes:
Unrealized foreign exchange (gains) losses		4
Reclassification of lease obligations	729	718
Liabilities arising from financing activities at end of period	638	599
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	3,745	3,478
Non-cash changes:
Unrealized foreign exchange (gains) losses	(50)	49
Lease derecognition	(10)	(27)
Reclassification of lease obligations	(729)	(718)
New lease liabilities	923	963
Liabilities arising from financing activities at end of period	3,879	3,745
Current Portion of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	997
Changes from financing cash flows:
Repayment of long-term debt	(1,000)
Non-cash changes:
Unrealized foreign exchange (gains) losses	94
Reclassification of long-term debt	882	997
Liabilities arising from financing activities at end of period	973	997
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	9,348	11,087
Changes from financing cash flows:
Issuance of long-term debt	996
Repayment of long-term debt		(1,566)
Loss on extinguishment of long-term debt		170
Realized foreign exchange losses		289
Other	(1)	2
Non-cash changes:
Unrealized foreign exchange (gains) losses	(447)	363
Reclassification of long-term debt	(882)	(997)
Liabilities arising from financing activities at end of period	9,014	9,348
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	382	398
Changes from financing cash flows:
Distributions to non-controlling interest	(17)	(16)
Non-cash changes:
Liabilities arising from financing activities at end of period	365	382
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(2,809)	(2,803)
Non-cash changes:
Dividends declared on common shares	$ 2,809	$ 2,803